BY EDGAR TRANSMISSION

November 28, 2007

Ms. Christina DiAngelo

Division of Investment Management

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re:	Principal Investors Fund, Inc.
Response to SEC Staff Comments on:

Registration Statement on Form N-14

Pursuant to Securities Act of 1933
Registration No. 333-146987

Dear Ms. DiAngelo:

This letter responds, on behalf of Principal Investors Fund, Inc. (the “Registrant”), to the comments of the staff of the Securities and Exchange Commission (“Commission”), which you communicated to me by telephone on November 16th, 2007, with respect to the Registrant’s Registration Statement on Form N-14. As we discussed during our telephone conversation on November 16, changes in response to staff comments will be made by the Registrant in its Definitive Filing on Form 497 for the Information Statement/Prospectus relating to the Reorganization of the California Insured Intermediate Municipal Fund into the California Municipal Fund.

Comment 1. Add a footnote to the fee table disclosing that as of 10/31/2006, there was no material impact to the expense ratios due to inverse floaters.

Response. A footnote has been added. The fees associated with inverse floaters did not exist for the Acquired Fund during FYE 2006, and were less than .01% for the Acquiring Fund during FYE 2006.

Comment 2. Add additional disclosure explaining why the Acquired Fund is responsible for all out-of-pocket expenses related to the reorganization.

Response. The section entitled “Plan of Acquisition” has been rewritten to clarify why the Acquired Fund will be responsible for all out-of-pocket expenses.

Comment 3. Add a footnote to the fee table explaining that costs of the Reorganization are not included in the Annual Fund Operating Expenses table.

Response. A footnote has been added disclosing that the costs associated with the Reorganization are not reflected in the Annual Fund Operating Expenses table.

Comment 4. Clarify how the portfolio transitioning costs are to be paid.

Response. The section entitled “Plan of Acquisition” has been rewritten to clarify how the portfolio transitioning costs will be paid.

Comment 5. In the Portfolio of Investments section, disclose any securities that have been identified to be sold in the reorganization.

Response.	No securities have been identified to be sold pursuant to the reorganization.

Comment 6. Under the Fees and Expenses 10 year example, add a statement that the fees of the Class B shares reflect conversion to Class A shares after 8 years.

Response. A footnote has been added.

Comment 7. Add a footnote to the notes to the financial statements of the estimated costs of the reorganization, and disclose who will pay those costs.

Response. A footnote has been added.

Comment 8. Add a section to the capitalization table that shows the adjustment to shares and net assets due to the reorganization costs.

Response. An appropriate section has been added to the capitalization table.

Please call me at 515-235-9328 or Michael Roughton at 515-248-3842 if you have any questions.

Very truly yours,

/s/ Adam U. Shaikh

Adam U. Shaikh

Assistant Counsel

Principal Investors Fund, Inc.